                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                              COUPON   MATURITY
THOUSANDS                                                                               RATE      DATE         VALUE
---------                                                                              ------   --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (96.7%)
            General Obligation (0.5%)
 $    675   Henderson, Nevada, Local Impr Districts No T-18                              5.30%  09/01/35   $    677,518
 --------                                                                                                  ------------
            Educational Facilities Revenue (3.6%)
    1,200   ABAG Finance Authority for Nonprofit Corporations, California,               7.50   05/01/11      1,226,832
               National Center for International Schools COPs
    1,000   Illinois Finance Authority, Fullerton Village Student Housing               5.125   06/01/35      1,001,950
               Ser 2004 A
      500   South Berwick, Maine, Berwick Academy Ser 1998                               5.55   08/01/23        504,855
      500   Maryland Industrial Development Financing Authority, Our Lady of             6.00   05/01/35        529,505
               Good Counsel High School Ser 2005 A
    2,000   New Hampshire Higher Educational & Health Facilities Authority,              7.50   06/01/26      2,043,960
 --------      Colby - Sawyer College Ser 1996                                                             ------------
    5,200                                                                                                     5,307,102
 --------                                                                                                  ------------
            Hospital Revenue (19.3%)
    2,000   Colbert County - Northwest Health Care Authority, Alabama, Helen             5.75   06/01/27      2,037,840
               Keller Hospital Ser 2003
    2,000   Baxter County, Arkansas, Baxter County Regional Hospital                    5.625   09/01/28      2,034,800
               Impr & Refg Ser 1999 B
    2,000   Colorado Health Facilities Authority, Poudre Valley Health Ser 2005 F        5.00   03/01/25      2,004,480
      750   University of Colorado Hospital Authority, Colorado, Ser 2006 A              5.00   11/15/37        748,208
    1,500   Indiana Health Facility Financing Authority, Riverview Hospital             6.125   08/01/31      1,592,130
               Ser 2002
      600   Gaylord Hospital Financing Authority, Michigan, Otsego Memorial              6.50   01/01/37        618,558
               Hospital Ser 2004
    1,000   Nevada, Missouri, Nevada Regional Medical Center Ser 2001                    6.75   10/01/31      1,056,430
            Henderson, Nevada,
    3,000      Catholic Health West Ser 2004 Ser A                                      5.625   07/01/24      3,164,070
    2,000      Catholic Health West Ser 1998 Ser A                                      5.125   07/01/28      2,014,540
            New Hampshire Higher Educational & Health Facilities Authority,
    1,000      Littleton Hospital Association Ser 1998 B                                 5.80   05/01/18      1,036,000
    2,000      Littleton Hospital Association Ser 1998 B                                 5.90   05/01/28      2,034,780
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay           7.25   07/01/27      2,048,000
               Medical Center Ser 1994
    2,000   Dutchess County Development Agency, New York, St Francis                     7.50   03/01/29      2,177,100
               Hospital Refg Ser 2004 A
      615   Nassau County Industrial Development Agency, New York, North                5.625   11/01/10        643,985
               Shore Health Ser C+++
    1,000   Oklahoma Development Finance Authority, Comanche County                      6.60   07/01/31      1,095,420
               Hospital 2000 Ser B
      205   South Carolina Jobs Economic Development Authority,                         6.875   08/01/27        234,864
               Palmetto Health Refg & Impr Ser 2003 C
    1,000   Knox County Health, Educational & Housing Facility Board,                    6.50   04/15/31      1,059,630
               Tennessee, Baptist Health of East Tennessee Ser 2002
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health                     7.125   09/01/34      1,081,970
               Ser 2004 A
    1,750   Wisconsin Health & Educational Facilities Authority, Beaver Dam              6.75   08/15/34      1,890,315
 --------      Community Hospital Ser 2004 A                                                               ------------
   27,420                                                                                                    28,573,120
 --------                                                                                                  ------------
            Industrial Development/Pollution Control Revenue (14.7%)
    2,000   California County Tobacco Securitization Agency, Gold County                 0.00   06/01/33        424,120
               Settlement Funding Corp Ser 2006 (WI)
      815   Metropolitan Washington Airports Authority, District of Columbia &         10.125   09/01/11        816,092
               Virginia, CaterAir International Corp Ser 1991 (AMT)**

    1,500   Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                             6.00   06/01/27      1,515,630
    2,000   Perry County, Kentucky, TJ International Inc Ser 1997 (AMT)                  6.55   04/15/27      2,077,120
    1,000   New Jersey Economic Development Authority, Continental                      6.625   09/15/12      1,029,540
               Airlines Inc Ser 1999 (AMT)
    1,000   Nassau County Tobacco Settlement Corporation, New York, Ser                 5.125   06/01/46        973,480
               2006
            New York City Industrial Development Agency, New York,
    2,000      American Airlines Inc Ser 2005 (AMT)                                      7.75   08/01/31      2,246,560
    2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                5.65   10/01/28      2,009,040
    2,000      7 World Trade Center LLC Ser 2005 A                                       6.50   03/01/35      2,118,040
    1,500   TSASC Inc, New York, Tobacco Settlement Ser 2006-1                          5.125   06/01/42      1,459,185
    1,200   Carbon County Industrial Development Authority, Pennsylvania,                6.65   05/01/10      1,269,492
               Panther Creek Partners Refg 2000 Ser (AMT)
    1,000   Pennsylvania Economic Development Financing Authority,                       6.75   12/01/36      1,064,810
               Reliant Energy Inc Ser 2001 A (AMT)
    1,000   Brazos River Authority, Texas, TXU Electric Co                               7.70   04/01/33      1,168,660
               Refg Ser 1999 A (AMT)
            Pittsylvania County Industrial Development Authority, Virginia,
      500      Multi-Trade LP Ser 1994 A (AMT)                                           7.45   01/01/09        504,940
    3,000      Multi-Trade LP Ser 1994 A (AMT)                                           7.55   01/01/19      3,028,950
 --------                                                                                                  ------------
   22,515                                                                                                    21,705,659
 --------                                                                                                  ------------
            Mortgage Revenue - Multi-Family (0.3%)
      500   Honolulu, Hawaii, Waipahu Towers GNMA Collateralized                         6.90   06/20/35        505,545
 --------      1995 Ser A (AMT)                                                                            ------------
            Mortgage Revenue - Single Family (0.5%)
      295   Colorado Housing Finance Authority, 1998 Ser B-3                             6.55   05/01/25        301,404
      210   Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)                    6.45   09/01/29        216,397
      200   Missouri Housing Development Commission, Homeownership                       7.50   03/01/31        210,148
 --------      GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)                                                 ------------
      705                                                                                                       727,949
 --------                                                                                                  ------------
            Nursing & Health Related Facilities Revenue (10.2%)
    2,000   Orange County Health Facilities Authority, Florida, Westminister             6.75   04/01/34      2,064,200
               Community Care Services Inc Ser 1999
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of                6.25   06/01/34      1,047,400
               Clearwater Ser 2004
    2,895   Iowa Health Facilities Development Financing Authority, Care                 9.25   07/01/25      3,449,306
               Initiatives Ser 1996
      675   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                                 6.50++ 01/01/29        716,620
      700   Westside Habilitation Center, Louisiana, Intermediate Care Facility         8.375   10/01/13        709,492
               For the Mentally Retarded Refg Ser 1993
            Massachusetts Development Finance Agency,
      750      Evergreen Center Ser 2005                                                 5.50   01/01/35        749,422
    1,375      New England Center for Children Ser 1998                                 5.875   11/01/18      1,400,080
    1,000   St Louis County Industrial Development Authority, Missouri,                 6.625   11/15/35      1,032,550
               Pediatric Rehabilitation Center Ser 2003 A
    1,000   Mount Vernon Industrial Development Agency, New York,                        6.15   06/01/19      1,026,760
               Meadowview at the Wartburg Ser 1999
    2,940   Chester County Industrial Development Authority, Pennsylvania,               8.50   05/01/32      2,967,166
 --------      RHA/PA Nursing Home Inc Ser 1989                                                            ------------
   14,335                                                                                                    15,162,996
 --------                                                                                                  ------------
            Recreational Facilities Revenue (8.8%)
    2,000   Sacramento Financing Authority, California, Convention Center                6.25   01/01/30      2,097,240
               Hotel 1999 Ser 2000 A
            Mashantucket (Western) Pequot Tribe, Connecticut,
    1,010      Special 1996 Ser A (a)                                                    6.40   09/01/11      1,034,957
    1,000      Special 1997 Ser B (a)                                                    5.75   09/01/27      1,022,000
    1,500   Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001             6.25   01/01/31      1,599,255

    2,000   Overland Park Development Corporation, Kansas, Convention                   7.375   01/01/32      2,188,920
               Center Hotel Ser 2000 A
    3,000   St Louis Industrial Development Authority, Missouri, Kiel Center             7.75   12/01/13      3,025,800
               Refg Ser 1992 (AMT)
    2,000   Austin, Texas, Convention Center Hotel Ser 2000 A                            6.70   01/01/32      2,112,500
 --------                                                                                                  ------------
   12,510                                                                                                    13,080,672
 --------                                                                                                  ------------
            Retirement & Life Care Facilities Revenue (23.5%)
      500   Orange County Health Facilities Authority, Florida, Orlando                  5.70   07/01/26        499,615
               Lutheran Towers Inc Ser 2005
    1,000   St Johns County Industrial Development Authority, Florida,                   8.00   01/01/30      1,070,700
               Glenmoor Ser 1999 A
    1,000   Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A                 8.00   11/15/33      1,153,880
            Illinois Finance Authority,
    1,000      Landing at Plymouth Place Ser 2005 A                                      6.00   05/15/37      1,030,020
    1,000      Luther Oaks Ser 2006 A                                                    6.00   08/15/39      1,022,560
            Illinois Health Facilities Authority,
    2,000      Smith Crossing Ser 2003 A                                                 7.00   11/15/32      2,146,020
    1,000      Villa St Benedict Ser 2003 A-1                                            6.90   11/15/33      1,091,960
      525   St Joseph County, Indiana, Holy Cross Village at Notre Dame                  6.00   05/15/38        544,493
               Ser 2006 A
    1,000   Olathe, Kansas, Catholic Care Ser 2006 A                                     6.00   11/15/38      1,039,650
    1,500   Westminster, Maryland, Caroll Lutheran Village Inc 2004 Ser A                6.25   05/01/34      1,567,620
    1,500   Massachusetts Development Finance Agency, Loomis Communities                 5.75   07/01/23      1,516,680
               Ser 1999 A
            New Jersey Economic Development Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                        7.25   11/15/31      1,084,890
    2,000      Franciscan Oaks Ser 1997                                                  5.75   10/01/23      2,047,620
      710      Lions Gate Ser 2005 A                                                     5.75   01/01/25        724,413
      500      The Presbyterian Home at Montgomery Ser 2001 A                           6.375   11/01/31        520,480
    1,000      United Methodist Homes of New Jersey Ser 1998                            5.125   07/01/25        953,710
      750   Suffolk County Industrial Development Agency, New York,                      5.00   11/01/28        744,473
               Jeffersons Ferry Ser 2006 (WI)
    1,000   North Carolina Medical Care Commission, Given Estate Ser 2003 A              6.50   07/01/32      1,070,840
    1,000   Bucks County Industrial Development Authority, Pennsylvania,                 6.25   01/01/35      1,040,910
               Ann's Choice Ser 2005A
    1,000   Montgomery County Industrial Development Authority, Pennsylvania,            6.25   02/01/35      1,059,540
               Whitemarsh Community Ser 2005
            Shelby County Health, Educational & Housing Facilities Board, Tennessee,
    1,000      Trezevant Manor Ser 2006 A                                                5.75   09/01/37        993,580
    1,000      Village at Germantown Ser 2003 A                                          7.25   12/01/34      1,060,260
    1,000   Houston Health Facilities Development Corporation, Texas,                   7.125   02/15/34      1,107,020
               Buckingham Senior Living Community Ser 2004 A
    1,000   Lubbock, Health Facilities Development Corporation, Texas,                   6.50   07/01/26      1,009,360
               Carillon Ser 2005 A
    2,000   Vermont Economic Development Authority, Wake Robin Corp                      6.75   03/01/29      2,093,460
               Ser 1999 A
    4,511   Chesterfield County Industrial Development Authority, Virginia,              6.50   01/01/28      4,632,305
               Brandermill Woods Ser 1998
    1,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes                5.40   12/01/33      1,004,780
               Ser 2006 C (WI)
    1,000   Virginia Beach Development Authority, Virginia, Westminster-                5.375   11/01/32      1,014,340
 --------      Canterbury Refg Ser 2005 A                                                                  ------------
   33,496                                                                                                    34,845,179
 --------                                                                                                  ------------
            Tax Allocation Revenue  (11.7%)
    1,000   Carlsbad Assessment District No 2002-2001, California, Poinsettia            5.20   09/02/35      1,001,340
               Lane East Ser 2005 A
    1,000   Carlsbad Community Facilities District 3 Impt Area 1, California,            5.30   09/01/36        996,470
               Ser 2006
    1,000   Orange County Community Facilities District #86-2, California,               5.55   08/15/17      1,022,940
               Rancho Santa Margarita  1998 Ser A

    2,000   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A              7.30   09/01/22      2,133,260
    1,000   Renaissance Commons Community Development District, Florida,                 5.60   05/01/36      1,022,120
               2005 Ser A
    1,000   Atlanta, Georgia, Eastside Ser 2005 B                                        5.40   01/01/20      1,014,650
      500   Bolingbrook, Illinois, Sales Tax Ser 2005                                    0.00++ 01/01/24        460,830
    1,000   Chicago, Illinois, Lake Shore East Ser 2002                                  6.75   12/01/32      1,074,380
      750   Lincolnshire, Illinois, Special Service Area No 1-Sedgebrook Ser 2004        6.25   03/01/34        788,445
    1,000   Pingree Grove, Illinois, Special Service Area No 7 Cambridge Lakes           6.00   03/01/36      1,006,170
               Ser 2006
    2,000   Annapolis, Maryland, Park Place Ser 2005 A                                   5.35   07/01/34      2,017,060
    1,250   Prince Georges County, Maryland, National Harbor Ser 2004                    5.20   07/01/34      1,243,538
    2,000   Des Peres, Missouri, West County Center Ser 2002                             5.75   04/15/20      2,035,180
    1,000   Clark County Special Impr District 142, Nevada,  Mountains Edge             6.375   08/01/23      1,033,030
               Ser 2003
      500   Allegheny County Redevelopment Authority, Pennsylvania,                      5.60   07/01/23        524,115
 --------      Pittsburgh Mills Ser 2004                                                                   ------------
   17,000                                                                                                    17,373,528
 --------                                                                                                  ------------
            Transportation Facilities Revenue  (1.7%)
      530   Palm Springs, California, Airport Passenger Facility Refg                    5.55   07/01/28        530,822
               Ser 2006 (AMT)
      895   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover                         5.85   10/01/13        945,227
               Refg Ser 1993 A (Ambac)
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail                7.375   01/01/40      1,042,100
 --------      2nd Tier Ser 2000                                                                           ------------
    2,425                                                                                                     2,518,149
 --------                                                                                                  ------------
            Other Revenue  (1.1%)
    1,500   New Jersey Economic Development Authority, Cigarette Tax
               Ser 2004                                                                  5.75   06/15/34      1,583,340
 --------                                                                                                  ------------
            Refunded  (0.8%)
    1,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes
               Ser 2003 A                                                               7.375   12/01/13+     1,214,520
 --------                                                                                                  ------------
  139,281   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $136,002,755)                                            143,275,277
 --------                                                                                                  ------------
            TAXABLE CONVERTIBLE BOND (0.4%)
            Airlines
      633   UAL Corp. (Cost $633,080) (b)                                                5.00   02/01/21        610,922
 --------                                                                                                  ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (0.7%)
    1,100   Reno, Nevada, Saint Mary's Regional Medical Center Ser 1998 B
               (MBIA) (Demand 06/01/06) (Cost $1,100,000)                                3.56*  05/15/23      1,100,000
 --------                                                                                                  ------------
 $141,014   TOTAL INVESTMENTS (Cost $137,735,835) (c) (d)                                           97.8%   144,986,199
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                    2.2      3,207,916
                                                                                                   -----   ------------
            NET ASSETS                                                                             100.0%  $148,194,115
                                                                                                   =====   ============

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

WI   Security purchased on a when-issued basis.

*    Current coupon of variable rate demand obligation.

**   Joint exemption in locations shown.

+    Prerefunded to call date shown.

++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

+++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $32,500.

(a)  Resale is restricted to qualified institutional investors.

(b)  Taxable convertible bond issued in reorganization.

(c) Securities have been designated as collateral in an amount equal to $9,948,002 in connection with open futures contract and the purchase of the when-issued securities.

(d) The aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,421,461 and the aggregate gross unrealized depreciation is $74,619, resulting in net unrealized appreciation of $7,346,842

Bond Insurance:

Ambac   Ambac Assurance Corporation.

MBIA    Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT MAY 31, 2006:

NUMBER OF                    DESCRIPTION/DELIVERY        UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR           AMOUNT AT VALUE   DEPRECIATION
---------   ----------   -----------------------------   ---------------   ------------
    50         Short      U.S. Treasury Notes 5 Year
                                September 2006             $(5,180,469)       $14,315
    25         Short      U.S. Treasury Notes 10 Year
                                September 2006              (2,623,047)         7,744
                                                                              =======
                         Total Unrealized Appreciation                        $22,059
                                                                              =======

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS

Alabama                 1.4%
Arkansas                1.4
California              4.9
Colorado                3.5
Connecticut             2.5
District of Columbia    0.6
Florida                 4.5
Georgia                 0.7
Hawaii                  1.1
Illinois                7.1
Indiana                 1.4
Iowa                    3.8
Kansas                  2.2
Kentucky                1.4
Louisiana               0.5
Maine                   0.3
Maryland                3.6
Massachusetts           2.5
Michigan                0.4
Missouri                5.0
Nevada                  6.1
New Hampshire           3.5
New Jersey              6.7
New York                9.0
North Carolina          0.7
Oklahoma                0.7
Pennsylvania            5.3
South Carolina          0.2
Tennessee               2.1
Texas                   4.4
Vermont                 1.4
Virginia                8.2
Wisconsin               1.3
Joint exemptions*      (0.6)
                       ----
Total+                 97.8%
                       ====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $7,803,516 with unrealized appreciation of $22,059.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006


/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
July 20, 2006


                                        3